Trade and Other Receivables	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Trade and Other Receivables
Trade and Other Receivables

	2016 $	2015 $
Unbilled revenues	4,095	1,075
Refundable tax credits	1,514	754
Leasehold incentives receivable	1,452	1,554
Other receivables	1,062	433
Trade receivables	1,016	1,701
Sales tax receivable	460	572
	9,599	6,089

Unbilled revenues represent amounts not yet billed to merchants related to transaction fee and shipping charges, as at the consolidated balance sheet date.